Transfer of Financial Assets, Assets Pledged and Received as Collateral	12 Months Ended
Dec. 31, 2025
Transfers of Financial Assets [Abstract]
Transfer of Financial Assets, Assets Pledged and Received as Collateral	20 — Transfer of Financial Assets, Assets Pledged and Received
as Collateral
The Group enters into transactions in which it transfers financial assets held on the balance sheet and as a result may either be eligible to derecognize the transferred asset in its entirety or must continue to recognize the transferred asset to the extent of any continuing involvement, depending on certain criteria. These criteria are discussed in Note 01
“Material Accounting Policies and Critical Accounting Estimates”.
Where financial assets are not eligible to be derecognized, the transfers are viewed as secured financing transactions, with any consideration received resulting in a corresponding liability. The Group is not entitled to use these financial assets for any other purposes. The most common transactions of this nature entered into by the Group are repurchase agreements, securities lending agreements and total return swaps, in which the Group retains substantially all of the associated credit, equity price, interest rate and foreign exchange risks and rewards associated with the assets as well as the associated income streams.
Information on asset types and associated transactions that did not qualify for derecognition

in € m.	Dec 31, 2025	Dec 31, 2024
Carrying amount of transferred assets
Trading securities not derecognized due to the following transactions:
Repurchase agreements	46,744	40,438
Securities lending agreements	10,344	8,313
Total return swaps	20,248	14,013
Other	1,503	2,523
Total trading securities	78,839	65,288
Other trading assets	40	51
Non-trading financial assets mandatory at fair value through profit or loss	32	107
Financial assets at fair value through other comprehensive income	11,198	5,134
Loans at amortized cost[1]	15	17
Others	11,568	4,335
Total	101,693	74,931
Carrying amount of associated liabilities	91,380	66,654
¹Other traded loans where the associated liability is recourse only to the transferred assets had carrying value and fair value of € 0 million and € 0 million as at December
31, 2025, and December 31, 2024 respectively. The associated liabilities had the same carrying value and fair value which resulted in a net position of € 0 million and € 0 million as at December 31, 2025 and December 31, 2024 respectively
Carrying value of assets transferred to the Group has continuing involvement

in € m.	Dec 31, 2025	Dec 31, 2024
Carrying amount of the original assets transferred
Trading securities	1,016	1,073
Non-trading financial assets mandatory at fair value through profit or loss	—	—
Carrying amount of the assets continued to be recognized
Trading securities	21	26
Non-trading financial assets mandatory at fair value through profit or loss	—	—
Carrying amount of associated liabilities	40	52
The Group could retain some exposure to the future performance of a transferred asset either through new or existing contractual rights and obligations and still be eligible to derecognize the asset. This ongoing involvement will be recognized as a new instrument which may be different from the original financial asset that was transferred. Typical transactions include retaining senior notes of non-consolidated securitizations to which originated loans have been transferred; financing arrangements with structured entities to which the Group has sold a portfolio of assets; or sales of assets with credit-contingent swaps. The Group’s exposure to such transactions is not considered to be significant as any substantial retention of risks associated with the transferred asset will commonly result in an initial failure to derecognize. Transactions not considered to result in an ongoing involvement include normal warranties on fraudulent activities that could invalidate a transfer in the event of legal action, qualifying pass-through arrangements and standard trustee or administrative fees that are not linked to performance.
The impact on the Group’s Balance Sheet of on-going involvement associated with transferred assets derecognized in full

	Dec 31, 2025			Dec 31, 2024
in € m.	Carrying value	Fair value	Maximum Exposure to Loss¹	Carrying value	Fair value	Maximum Exposure to Loss¹
Loans at amortized cost
Securitization notes	479	459	459	441	397	397
Other	—	—	—	—	—	—
Total loans at amortized cost	479	459	459	441	397	397
Financial assets held at fair value through profit or loss
Securitization notes	—	—	—	—	—	—
Non-standard Interest Rate, cross- currency or inflation-linked swap	—	—	—	—	—	—
Total financial assets held at fair value through profit or loss	—	—	—	—	—	—
Financial assets at fair value through other comprehensive income:
Securitization notes	532	466	466	669	560	560
Other	—	—	—	—	—	—
Total financial assets at fair value through other comprehensive income	532	466	466	669	560	560
Total financial assets representing on- going involvement	1,011	925	925	1,110	957	957
Financial liabilities held at fair value through profit or loss
Non-standard Interest Rate, cross- currency or inflation-linked swap	—	—	—	—	—	—
Total financial liabilities representing on- going involvement	—	—	—	—	—	—
[1]The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities
The impact on the Group’s Statement of Income of on-going involvement associated with transferred assets derecognized in full

	Dec 31, 2025			Dec 31, 2024
in € m.	Year-to-date P&L	Cumulative P&L	Gain/(loss) on disposal	Year-to-date P&L	Cumulative P&L	Gain/(loss) on disposal
Securitization notes	38	239	23	50	220	25
Non-standard Interest Rate, cross- currency or inflation-linked swap	—	—	—	—	—	—
Net gains/(losses) recognized from on- going involvement in derecognized assets	38	239	23	50	220	25
The Group pledges assets primarily as collateral against secured funding and for repurchase agreements, securities borrowing agreements as well as other borrowing arrangements and for margining purposes on OTC derivative liabilities.
Pledges are generally conducted under terms that are usual and customary for standard securitized borrowing contracts and other transactions described. As at December 31, 2025 the bank had securitized loans of € 7 billion and the secured own bonds were pledged as collateral into various market standard securities financing transactions. The encumbered loans below include these balances.
Carrying value of the Group’s assets pledged as collateral for liabilities or contingent liabilities[1]

in € m.	Dec 31, 2025	Dec 31, 2024
Financial assets at fair value through profit or loss	70,166	58,749
Financial assets at fair value through other comprehensive income	11,329	5,263
Loans	37,996	41,758
Other	12,216	4,462
Total	131,708	110,232
[1]Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities
Total assets pledged to creditors available for sale or repledge[1]

in € m.	Dec 31, 2025	Dec 31, 2024
Financial assets at fair value through profit or loss	67,159	55,310
Financial assets at fair value through other comprehensive income	11,084	5,013
Loans	3,063	4,618
Other	11,569	2,904
Total	92,875	67,845
[1]Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities
The Group receives collateral primarily in reverse repurchase agreements, securities lending agreements, derivatives transactions, customer margin loans and other transactions. These transactions are generally conducted under terms that are usual and customary for standard secured lending activities and the other transactions described. The Group, as the secured party, has the right to sell or re-pledge such collateral, subject to the Group returning equivalent securities upon completion of the transaction. This right is used primarily to cover short sales, securities loaned and securities sold under repurchase agreements.
Fair Value of collateral received

in € m.	Dec 31, 2025	Dec 31, 2024
Securities and other financial assets accepted as collateral	557,837	479,022
Of which:
Collateral sold or repledged	431,792	366,245